Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Provisions
Schedule of provisions for contingencies

					Loss
					adjustments
	Provision			Provisions	and
	for site			for	actuarial		Provision
	restoration,			taxes	provisions	Provision	for	Provision	Provision
	abandonment		Provision	other than	for Eni’s	for	OIL	for	for
	and social	Environmental	for	income	insurance	losses on	insurance	redundancy	disposal and
(€ million)	projects	provision	litigations	taxes	companies	investments	cover	incentives	restructuring	Other	Total
Carrying amount at December 31, 2019	8,936	2,602	850	199	333	188	113	70	46	769	14,106
New or increased provisions		168	172	61	160	44		1	2	193	801
Initial recognition and changes in estimates	955										955
Accretion discount	190	(2)	1							1	190
Reversal of utilized provisions	(252)	(296)	(526)	(30)	(237)			(7)	(14)	(266)	(1,628)
Reversal of unutilized provisions	(3)	(183)	(96)	(53)		(6)	(9)	(11)	(4)	(38)	(403)
Currency translation differences	(469)		(31)	(8)		(4)	(1)			(9)	(522)
Other changes	5	(26)	15	1	2	(24)	(8)		(1)	(25)	(61)
Carrying amount at December 31, 2020	9,362	2,263	385	170	258	198	95	53	29	625	13,438